American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2020

Small Cap Growth - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 3.0%
AAR Corp.	129,452	2,229,164
Aerojet Rocketdyne Holdings, Inc.(1)	398,164	16,424,265
Kratos Defense & Security Solutions, Inc.(1)	678,414	12,218,236
Mercury Systems, Inc.(1)	102,072	7,903,435
		38,775,100
Airlines — 0.7%
Alaska Air Group, Inc.	239,487	8,247,932
Auto Components — 1.1%
LCI Industries	110,599	13,913,354
Biotechnology — 15.6%
ACADIA Pharmaceuticals, Inc.(1)	163,123	6,781,023
Acceleron Pharma, Inc.(1)	98,835	9,801,467
ADC Therapeutics SA(1)(2)	158,986	7,392,849
Aimmune Therapeutics, Inc.(1)(2)	292,124	3,858,958
Amarin Corp. plc, ADR(1)(2)	258,784	1,676,920
Amicus Therapeutics, Inc.(1)	675,826	9,765,686
Arena Pharmaceuticals, Inc.(1)	116,957	7,179,990
Biohaven Pharmaceutical Holding Co. Ltd.(1)	118,568	7,593,095
Blueprint Medicines Corp.(1)	109,559	8,017,528
Bridgebio Pharma, Inc.(1)(2)	187,577	5,278,417
ChemoCentryx, Inc.(1)	122,727	6,468,940
Deciphera Pharmaceuticals, Inc.(1)	133,695	6,199,437
FibroGen, Inc.(1)	238,979	9,671,480
Flexion Therapeutics, Inc.(1)	500,846	6,796,480
Generation Bio Co.(1)	104,251	2,047,490
Global Blood Therapeutics, Inc.(1)	70,861	4,781,700
Halozyme Therapeutics, Inc.(1)	363,796	9,891,613
Heron Therapeutics, Inc.(1)	265,171	4,319,636
Immunomedics, Inc.(1)	267,876	11,312,403
Insmed, Inc.(1)	345,305	9,019,367
Iovance Biotherapeutics, Inc.(1)	105,733	3,073,658
Karuna Therapeutics, Inc.(1)	67,054	5,485,017
Mirati Therapeutics, Inc.(1)	51,482	6,245,281
Momenta Pharmaceuticals, Inc.(1)	270,942	7,990,080
Natera, Inc.(1)	300,353	14,422,951
Principia Biopharma, Inc.(1)	94,647	7,912,489
Relay Therapeutics, Inc.(1)	104,200	3,694,932
Ultragenyx Pharmaceutical, Inc.(1)	124,955	9,766,483
Viela Bio, Inc.(1)	71,877	2,631,417
		199,076,787
Building Products — 2.9%
Builders FirstSource, Inc.(1)	557,980	13,218,546
Masonite International Corp.(1)	156,299	13,183,820
Trex Co., Inc.(1)	79,305	11,049,566
		37,451,932
Capital Markets — 2.4%
Ares Management Corp., Class A	215,421	8,603,914

Hamilton Lane, Inc., Class A	223,345	16,134,443
TMX Group Ltd.	61,498	6,286,391
		31,024,748
Chemicals — 0.6%
H.B. Fuller Co.	168,565	7,642,737
Commercial Services and Supplies — 2.0%
Brink's Co. (The)	274,815	12,188,045
Clean Harbors, Inc.(1)	224,660	13,389,736
		25,577,781
Communications Equipment — 1.3%
AudioCodes Ltd.	237,429	8,568,812
Lumentum Holdings, Inc.(1)	84,583	7,851,840
		16,420,652
Construction Materials — 0.5%
Summit Materials, Inc., Class A(1)	415,069	6,109,816
Containers and Packaging — 1.0%
Berry Global Group, Inc.(1)	250,425	12,518,746
Diversified Consumer Services — 1.5%
Chegg, Inc.(1)	238,084	19,277,661
Electronic Equipment, Instruments and Components — 1.9%
Littelfuse, Inc.	74,492	13,233,504
SYNNEX Corp.	86,461	10,785,145
		24,018,649
Equity Real Estate Investment Trusts (REITs) — 2.1%
Americold Realty Trust	161,722	6,525,483
CoreSite Realty Corp.	50,805	6,556,385
Global Medical REIT, Inc.	779,470	9,267,898
Rexford Industrial Realty, Inc.	98,316	4,613,970
		26,963,736
Food and Staples Retailing — 1.4%
Grocery Outlet Holding Corp.(1)	245,621	10,804,868
Sprouts Farmers Market, Inc.(1)	270,194	7,127,717
		17,932,585
Food Products — 0.7%
Freshpet, Inc.(1)	93,791	9,008,626
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	94,255	7,963,605
Health Care Equipment and Supplies — 3.6%
Globus Medical, Inc., Class A(1)	179,027	8,625,521
ICU Medical, Inc.(1)	40,510	7,442,902
Inari Medical, Inc.(1)	33,203	1,866,673
OrthoPediatrics Corp.(1)	128,690	5,429,431
Silk Road Medical, Inc.(1)	251,496	11,684,504
Tandem Diabetes Care, Inc.(1)	103,551	10,816,938
		45,865,969
Health Care Providers and Services — 5.1%
Acadia Healthcare Co., Inc.(1)	199,876	5,958,304
Encompass Health Corp.	164,056	11,168,932
HealthEquity, Inc.(1)	224,329	11,566,403
Option Care Health, Inc.(1)	573,746	6,758,728
Pennant Group, Inc. (The)(1)	304,059	7,619,719
R1 RCM, Inc.(1)	1,093,998	14,954,953
RadNet, Inc.(1)	428,307	6,805,798
		64,832,837

Health Care Technology — 1.5%
Health Catalyst, Inc.(1)(2)	361,530	12,617,397
Phreesia, Inc.(1)	213,597	6,420,726
		19,038,123
Hotels, Restaurants and Leisure — 3.6%
Brinker International, Inc.	276,610	7,438,043
Churchill Downs, Inc.	92,202	12,771,821
Planet Fitness, Inc., Class A(1)	131,524	6,865,553
Wingstop, Inc.	95,096	14,858,750
Wyndham Destinations, Inc.	159,333	4,238,258
		46,172,425
Household Durables — 0.9%
TopBuild Corp.(1)	85,589	11,290,901
Household Products — 0.9%
Reynolds Consumer Products, Inc.	332,565	11,327,164
Independent Power and Renewable Electricity Producers — 0.6%
Innergex Renewable Energy, Inc.	455,334	7,815,244
Insurance — 5.4%
BRP Group, Inc., Class A(1)	713,524	12,450,994
eHealth, Inc.(1)	180,219	12,460,342
GoHealth, Inc., Class A(1)	57,946	1,028,542
Goosehead Insurance, Inc., Class A(1)	139,159	14,379,299
Kinsale Capital Group, Inc.	88,439	17,236,761
Lemonade, Inc.(1)	3,138	182,569
Palomar Holdings, Inc.(1)	117,822	10,761,861
		68,500,368
Interactive Media and Services — 0.6%
EverQuote, Inc., Class A(1)	143,108	7,792,231
IT Services — 1.7%
I3 Verticals, Inc., Class A(1)	255,864	6,186,792
Repay Holdings Corp.(1)	698,677	15,461,722
		21,648,514
Leisure Products — 1.8%
Brunswick Corp.	163,997	10,984,519
Callaway Golf Co.	646,833	12,322,169
		23,306,688
Life Sciences Tools and Services — 2.0%
NeoGenomics, Inc.(1)	379,080	14,492,229
PRA Health Sciences, Inc.(1)	107,406	11,445,183
		25,937,412
Machinery — 1.8%
Evoqua Water Technologies Corp.(1)	651,683	12,531,864
Navistar International Corp.(1)	310,858	9,956,782
		22,488,646
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	300,112	10,512,923
Personal Products — 0.4%
elf Beauty, Inc.(1)	274,954	4,910,678
Pharmaceuticals — 1.9%
Axsome Therapeutics, Inc.(1)	65,044	4,639,589
Horizon Therapeutics plc(1)	100,571	6,153,940
MyoKardia, Inc.(1)	81,949	7,386,063
Optinose, Inc.(1)(2)	241,424	1,230,055

Reata Pharmaceuticals, Inc., Class A(1)	28,900	4,268,530
		23,678,177
Professional Services — 0.7%
ASGN, Inc.(1)	121,321	8,305,636
Real Estate Management and Development — 1.5%
FirstService Corp.	154,678	18,499,694
Road and Rail — 1.2%
ArcBest Corp.	182,749	5,553,742
TFI International, Inc.	224,818	9,755,065
		15,308,807
Semiconductors and Semiconductor Equipment — 5.5%
Entegris, Inc.	68,645	4,936,262
Inphi Corp.(1)	78,208	10,218,657
Lattice Semiconductor Corp.(1)	325,051	10,105,836
MKS Instruments, Inc.	63,194	8,053,443
PDF Solutions, Inc.(1)	291,736	7,170,871
Power Integrations, Inc.	101,104	12,337,721
Semtech Corp.(1)	208,526	11,621,154
SiTime Corp.(1)	103,633	5,508,094
		69,952,038
Software — 11.2%
Envestnet, Inc.(1)	206,469	16,765,283
Everbridge, Inc.(1)	136,829	19,539,181
Five9, Inc.(1)	118,289	14,291,677
Globant SA(1)	62,238	10,763,440
Manhattan Associates, Inc.(1)	117,888	11,292,492
Model N, Inc.(1)	393,494	15,133,779
nCino, Inc.(1)	223,759	17,699,337
Paylocity Holding Corp.(1)	39,970	5,324,004
Rapid7, Inc.(1)	141,184	8,410,331
RealPage, Inc.(1)	202,244	12,743,394
SailPoint Technologies Holdings, Inc.(1)	300,407	9,462,821
Vertex, Inc., Class A(1)(2)	19,958	470,210
		141,895,949
Specialty Retail — 2.2%
Lithia Motors, Inc., Class A	65,215	14,944,017
National Vision Holdings, Inc.(1)	402,553	12,877,671
		27,821,688
Textiles, Apparel and Luxury Goods — 2.0%
Crocs, Inc.(1)	339,497	12,201,522
Deckers Outdoor Corp.(1)	64,788	13,556,889
		25,758,411
Thrifts and Mortgage Finance — 1.0%
NMI Holdings, Inc., Class A(1)	844,006	13,098,973
Trading Companies and Distributors — 1.8%
Applied Industrial Technologies, Inc.	209,476	13,222,125
SiteOne Landscape Supply, Inc.(1)	77,167	9,879,691
		23,101,816
TOTAL COMMON STOCKS (Cost $971,549,222)		1,260,785,759
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 2.125%, 9/15/22 - 12/31/22, valued at $7,084,703), in a joint trading account at 0.04%, dated 7/31/20, due 8/3/20 (Delivery value $6,947,061)		6,947,038

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/31/25, valued at $11,338,408), at 0.05%, dated 7/31/20, due 8/3/20 (Delivery value $11,116,046)		11,116,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,178	15,178
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,078,216)		18,078,216
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $15,891,247)	15,891,247	15,891,247
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $1,005,518,685)		1,294,755,222
OTHER ASSETS AND LIABILITIES — (1.7)%		(21,964,913)
TOTAL NET ASSETS — 100.0%		$1,272,790,309

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,050,197	USD	768,376	Morgan Stanley	9/30/20	$15,781
USD	29,549,374	CAD	40,180,352	Morgan Stanley	9/30/20	(452,358)
USD	1,462,898	CAD	1,983,002	Morgan Stanley	9/30/20	(17,763)
USD	1,123,971	CAD	1,527,698	Morgan Stanley	9/30/20	(16,726)
USD	727,325	CAD	986,578	Morgan Stanley	9/30/20	(9,330)
USD	1,134,300	CAD	1,539,540	Morgan Stanley	9/30/20	(15,238)
USD	876,459	CAD	1,176,928	Morgan Stanley	9/30/20	(2,326)
USD	812,299	CAD	1,089,498	Morgan Stanley	9/30/20	(1,204)
USD	1,402,034	CAD	1,874,592	Morgan Stanley	9/30/20	2,320
USD	1,096,568	CAD	1,471,735	Morgan Stanley	9/30/20	(2,342)
						$(499,186)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,612,355. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $18,094,399, which includes securities collateral of $2,203,152.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,218,429,365	42,356,394	—
Temporary Cash Investments	15,178	18,063,038	—
Temporary Cash Investments - Securities Lending Collateral	15,891,247	—	—
	1,234,335,790	60,419,432	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	18,101	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	517,287	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.